Preferred Stock and Stockholders' Equity (Deficit) - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2014	Feb. 04, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Granted and outstanding under the Plans	2,408,634		1,543,667
Warrants issued and outstanding	206,340		702
Convertible preferred stock		11,151,192	11,151,192
Available for grant under the Plan	3,050,530		12,953,676
Warrants for Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Warrants issued and outstanding	206,340		702
Convertible Preferred Stock Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Warrants issued and outstanding			231,821
Two Thousand And Twelve Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Available for grant under the Plan	294,845		26,294
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Available for grant under the Plan	140,711